Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Index 500 Portfolio

March 31, 2020

VIPIDX-QTLY-0520
1.799879.116

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 10.7%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.	2,324,951	$67,772,322
CenturyLink, Inc.	312,696	2,958,104
Verizon Communications, Inc.	1,316,181	70,718,405
		141,448,831
Entertainment - 2.0%
Activision Blizzard, Inc.	244,471	14,541,135
Electronic Arts, Inc. (a)	92,836	9,299,382
Live Nation Entertainment, Inc. (a)	44,371	2,017,106
Netflix, Inc. (a)	139,482	52,375,491
Take-Two Interactive Software, Inc. (a)	36,067	4,277,907
The Walt Disney Co.	573,698	55,419,227
		137,930,248
Interactive Media & Services - 5.2%
Alphabet, Inc.:
Class A (a)	95,375	110,820,981
Class C (a)	95,118	110,604,162
Facebook, Inc. Class A (a)	765,915	127,754,622
Twitter, Inc. (a)	247,407	6,076,316
		355,256,081
Media - 1.3%
Charter Communications, Inc. Class A (a)	49,901	21,772,305
Comcast Corp. Class A	1,445,017	49,679,684
Discovery Communications, Inc.:
Class A (a)(b)	50,155	975,013
Class C (non-vtg.) (a)	107,158	1,879,551
DISH Network Corp. Class A (a)	81,587	1,630,924
Fox Corp.:
Class A	113,127	2,673,191
Class B	51,585	1,180,265
Interpublic Group of Companies, Inc.	122,016	1,975,439
News Corp.:
Class A	121,592	1,091,288
Class B	41,100	369,489
Omnicom Group, Inc.	69,387	3,809,346
ViacomCBS, Inc. Class B	172,220	2,412,802
		89,449,297
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	100,615	8,441,599

TOTAL COMMUNICATION SERVICES		732,526,056

CONSUMER DISCRETIONARY - 9.8%
Auto Components - 0.1%
Aptiv PLC	81,352	4,005,772
BorgWarner, Inc.	65,805	1,603,668
		5,609,440
Automobiles - 0.2%
Ford Motor Co.	1,240,945	5,993,764
General Motors Co.	399,543	8,302,504
Harley-Davidson, Inc. (b)	49,171	930,807
		15,227,075
Distributors - 0.1%
Genuine Parts Co.	46,305	3,117,716
LKQ Corp. (a)	97,676	2,003,335
		5,121,051
Diversified Consumer Services - 0.0%
H&R Block, Inc.	62,221	876,072
Hotels, Restaurants & Leisure - 1.5%
Carnival Corp.	125,991	1,659,301
Chipotle Mexican Grill, Inc. (a)	8,149	5,332,706
Darden Restaurants, Inc.	39,071	2,127,807
Hilton Worldwide Holdings, Inc.	89,918	6,136,004
Las Vegas Sands Corp.	107,693	4,573,722
Marriott International, Inc. Class A	86,475	6,469,195
McDonald's Corp.	239,747	39,642,166
MGM Mirage, Inc.	164,118	1,936,592
Norwegian Cruise Line Holdings Ltd. (a)	65,736	720,467
Royal Caribbean Cruises Ltd. (b)	54,073	1,739,528
Starbucks Corp.	375,998	24,718,109
Wynn Resorts Ltd.	30,445	1,832,485
Yum! Brands, Inc.	96,386	6,605,333
		103,493,415
Household Durables - 0.3%
D.R. Horton, Inc.	106,862	3,633,308
Garmin Ltd.	46,042	3,451,308
Leggett & Platt, Inc.	41,943	1,119,039
Lennar Corp. Class A	89,191	3,407,096
Mohawk Industries, Inc. (a)	18,944	1,444,291
Newell Brands, Inc.	121,404	1,612,245
NVR, Inc. (a)	1,107	2,844,005
PulteGroup, Inc.	81,182	1,811,982
Whirlpool Corp.	19,830	1,701,414
		21,024,688
Internet & Direct Marketing Retail - 4.2%
Amazon.com, Inc. (a)	132,550	258,435,386
eBay, Inc.	243,699	7,325,592
Expedia, Inc.	44,536	2,506,041
The Booking Holdings, Inc. (a)	13,321	17,921,008
		286,188,027
Leisure Products - 0.0%
Hasbro, Inc.	40,553	2,901,567
Multiline Retail - 0.5%
Dollar General Corp.	80,995	12,231,055
Dollar Tree, Inc. (a)	75,421	5,541,181
Kohl's Corp.	49,918	728,304
Macy's, Inc. (b)	97,877	480,576
Nordstrom, Inc. (b)	33,962	520,977
Target Corp.	161,263	14,992,621
		34,494,714
Specialty Retail - 2.2%
Advance Auto Parts, Inc.	22,073	2,059,852
AutoZone, Inc. (a)	7,593	6,423,678
Best Buy Co., Inc.	72,574	4,136,718
CarMax, Inc. (a)(b)	52,404	2,820,907
Gap, Inc. (b)	67,528	475,397
L Brands, Inc.	74,022	855,694
Lowe's Companies, Inc.	243,949	20,991,811
O'Reilly Automotive, Inc. (a)	24,111	7,258,617
Ross Stores, Inc.	115,277	10,025,641
The Home Depot, Inc.	347,177	64,821,418
Tiffany & Co., Inc.	34,401	4,454,930
TJX Companies, Inc.	385,857	18,447,823
Tractor Supply Co.	37,729	3,189,987
Ulta Beauty, Inc. (a)	18,077	3,176,129
		149,138,602
Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings Ltd. (a)	46,159	498,056
Hanesbrands, Inc.	115,283	907,277
NIKE, Inc. Class B	396,709	32,823,703
PVH Corp.	23,631	889,471
Ralph Lauren Corp.	15,852	1,059,389
Tapestry, Inc.	86,056	1,114,425
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	58,425	538,094
Class C (non-vtg.) (a)	63,788	514,131
VF Corp.	104,365	5,644,059
		43,988,605

TOTAL CONSUMER DISCRETIONARY		668,063,256

CONSUMER STAPLES - 7.8%
Beverages - 1.9%
Brown-Forman Corp. Class B (non-vtg.)	58,062	3,223,022
Constellation Brands, Inc. Class A (sub. vtg.)	53,378	7,652,270
Molson Coors Beverage Co. Class B	59,868	2,335,451
Monster Beverage Corp. (a)	121,262	6,822,200
PepsiCo, Inc.	443,744	53,293,654
The Coca-Cola Co.	1,227,306	54,308,291
		127,634,888
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	140,589	40,086,142
Kroger Co.	255,581	7,698,100
Sysco Corp.	162,599	7,419,392
Walgreens Boots Alliance, Inc.	238,465	10,909,774
Walmart, Inc.	451,415	51,289,772
		117,403,180
Food Products - 1.2%
Archer Daniels Midland Co.	177,405	6,241,108
Campbell Soup Co.	53,832	2,484,885
Conagra Brands, Inc.	155,086	4,550,223
General Mills, Inc.	192,182	10,141,444
Hormel Foods Corp. (b)	88,610	4,132,770
Kellogg Co.	79,349	4,760,147
Lamb Weston Holdings, Inc.	46,546	2,657,777
McCormick & Co., Inc. (non-vtg.)	39,378	5,560,567
Mondelez International, Inc.	458,043	22,938,793
The Hershey Co.	47,081	6,238,233
The J.M. Smucker Co.	36,347	4,034,517
The Kraft Heinz Co.	198,473	4,910,222
Tyson Foods, Inc. Class A	94,068	5,443,715
		84,094,401
Household Products - 1.9%
Church & Dwight Co., Inc.	78,203	5,019,069
Clorox Co.	39,876	6,908,517
Colgate-Palmolive Co.	272,767	18,100,818
Kimberly-Clark Corp.	109,065	13,946,142
Procter & Gamble Co.	793,767	87,314,370
		131,288,916
Personal Products - 0.2%
Coty, Inc. Class A	94,200	486,072
Estee Lauder Companies, Inc. Class A	70,782	11,278,404
		11,764,476
Tobacco - 0.9%
Altria Group, Inc.	594,538	22,990,784
Philip Morris International, Inc.	495,134	36,124,977
		59,115,761

TOTAL CONSUMER STAPLES		531,301,622

ENERGY - 2.6%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	207,114	2,174,697
Halliburton Co.	279,784	1,916,520
Helmerich & Payne, Inc.	34,577	541,130
National Oilwell Varco, Inc.	122,978	1,208,874
Schlumberger Ltd.	441,224	5,952,112
TechnipFMC PLC	133,532	900,006
		12,693,339
Oil, Gas & Consumable Fuels - 2.4%
Apache Corp.	115,201	481,540
Cabot Oil & Gas Corp.	129,995	2,234,614
Chevron Corp.	601,635	43,594,472
Concho Resources, Inc.	64,064	2,745,142
ConocoPhillips Co.	348,856	10,744,765
Devon Energy Corp.	123,340	852,279
Diamondback Energy, Inc.	51,353	1,345,449
EOG Resources, Inc.	185,394	6,659,352
Exxon Mobil Corp.	1,346,353	51,121,023
Hess Corp.	82,537	2,748,482
HollyFrontier Corp.	47,321	1,159,838
Kinder Morgan, Inc.	618,920	8,615,366
Marathon Oil Corp.	254,938	838,746
Marathon Petroleum Corp.	206,924	4,887,545
Noble Energy, Inc.	152,428	920,665
Occidental Petroleum Corp.	284,688	3,296,687
ONEOK, Inc.	131,641	2,871,090
Phillips 66 Co.	141,606	7,597,162
Pioneer Natural Resources Co.	52,788	3,703,078
The Williams Companies, Inc.	386,253	5,465,480
Valero Energy Corp.	130,865	5,936,036
		167,818,811

TOTAL ENERGY		180,512,150

FINANCIALS - 10.9%
Banks - 4.1%
Bank of America Corp.	2,576,655	54,702,386
Citigroup, Inc.	694,976	29,272,389
Citizens Financial Group, Inc.	138,541	2,605,956
Comerica, Inc.	45,946	1,348,056
Fifth Third Bancorp	226,158	3,358,446
First Republic Bank	53,702	4,418,601
Huntington Bancshares, Inc.	329,131	2,702,166
JPMorgan Chase & Co.	998,223	89,870,017
KeyCorp	313,892	3,255,060
M&T Bank Corp.	42,052	4,349,438
Peoples United Financial, Inc.	141,536	1,563,973
PNC Financial Services Group, Inc.	139,383	13,341,741
Regions Financial Corp.	307,417	2,757,530
SVB Financial Group (a)	16,434	2,482,849
Truist Financial Corp.	426,582	13,155,789
U.S. Bancorp	452,133	15,575,982
Wells Fargo & Co.	1,224,891	35,154,372
Zions Bancorp NA	54,330	1,453,871
		281,368,622
Capital Markets - 2.6%
Ameriprise Financial, Inc.	40,376	4,137,732
Bank of New York Mellon Corp.	266,705	8,982,624
BlackRock, Inc. Class A	37,521	16,508,114
Cboe Global Markets, Inc.	35,328	3,153,024
Charles Schwab Corp.	363,632	12,225,308
CME Group, Inc.	114,037	19,718,138
E*TRADE Financial Corp.	71,997	2,470,937
Franklin Resources, Inc.	88,890	1,483,574
Goldman Sachs Group, Inc.	101,407	15,676,508
Intercontinental Exchange, Inc.	177,153	14,305,105
Invesco Ltd.	118,632	1,077,179
MarketAxess Holdings, Inc.	12,085	4,019,108
Moody's Corp.	51,621	10,917,842
Morgan Stanley	370,664	12,602,576
MSCI, Inc.	26,994	7,800,186
Northern Trust Corp.	67,522	5,095,210
Raymond James Financial, Inc.	39,345	2,486,604
S&P Global, Inc.	77,768	19,057,048
State Street Corp.	115,879	6,172,874
T. Rowe Price Group, Inc.	74,233	7,248,852
The NASDAQ OMX Group, Inc.	36,564	3,471,752
		178,610,295
Consumer Finance - 0.5%
American Express Co.	213,533	18,280,560
Capital One Financial Corp.	148,410	7,482,832
Discover Financial Services	99,894	3,563,219
Synchrony Financial	179,855	2,893,867
		32,220,478
Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc. Class B (a)	622,558	113,822,279
Insurance - 2.0%
AFLAC, Inc.	233,912	8,009,147
Allstate Corp.	103,235	9,469,747
American International Group, Inc.	277,233	6,722,900
Aon PLC	74,475	12,291,354
Arthur J. Gallagher & Co.	59,438	4,844,791
Assurant, Inc.	19,323	2,011,331
Chubb Ltd.	144,211	16,106,927
Cincinnati Financial Corp.	48,419	3,653,214
Everest Re Group Ltd.	12,880	2,478,370
Globe Life, Inc.	31,748	2,284,904
Hartford Financial Services Group, Inc.	114,856	4,047,525
Lincoln National Corp.	63,212	1,663,740
Loews Corp.	81,515	2,839,167
Marsh & McLennan Companies, Inc.	160,561	13,882,104
MetLife, Inc.	249,109	7,615,262
Principal Financial Group, Inc.	81,471	2,553,301
Progressive Corp.	186,005	13,734,609
Prudential Financial, Inc.	128,111	6,679,708
The Travelers Companies, Inc.	82,028	8,149,482
Unum Group	63,821	957,953
W.R. Berkley Corp.	46,240	2,412,341
Willis Group Holdings PLC	40,972	6,959,094
		139,366,971

TOTAL FINANCIALS		745,388,645

HEALTH CARE - 15.3%
Biotechnology - 2.4%
AbbVie, Inc.	470,712	35,863,547
Alexion Pharmaceuticals, Inc. (a)	70,520	6,331,991
Amgen, Inc.	189,105	38,337,257
Biogen, Inc. (a)	57,427	18,168,754
Gilead Sciences, Inc.	402,645	30,101,740
Incyte Corp. (a)	56,972	4,172,060
Regeneron Pharmaceuticals, Inc. (a)	25,412	12,408,425
Vertex Pharmaceuticals, Inc. (a)	81,827	19,470,735
		164,854,509
Health Care Equipment & Supplies - 3.7%
Abbott Laboratories	562,464	44,384,034
Abiomed, Inc. (a)	14,390	2,088,852
Align Technology, Inc. (a)	22,855	3,975,627
Baxter International, Inc.	162,422	13,187,042
Becton, Dickinson & Co.	86,069	19,776,074
Boston Scientific Corp. (a)	443,400	14,468,142
Danaher Corp.	203,432	28,157,023
Dentsply Sirona, Inc.	70,878	2,752,193
Edwards Lifesciences Corp. (a)	66,339	12,512,862
Hologic, Inc. (a)	85,450	2,999,295
IDEXX Laboratories, Inc. (a)	27,337	6,622,115
Intuitive Surgical, Inc. (a)	36,776	18,211,843
Medtronic PLC	426,576	38,468,624
ResMed, Inc.	45,656	6,724,672
STERIS PLC	27,018	3,781,709
Stryker Corp.	102,450	17,056,901
Teleflex, Inc.	14,753	4,320,564
The Cooper Companies, Inc.	15,798	4,355,035
Varian Medical Systems, Inc. (a)	28,967	2,973,752
Zimmer Biomet Holdings, Inc.	65,546	6,625,390
		253,441,749
Health Care Providers & Services - 2.9%
AmerisourceBergen Corp.	47,904	4,239,504
Anthem, Inc.	80,689	18,319,631
Cardinal Health, Inc.	93,210	4,468,487
Centene Corp. (a)	185,607	11,026,912
Cigna Corp.	118,847	21,057,311
CVS Health Corp.	414,109	24,569,087
DaVita HealthCare Partners, Inc. (a)	28,578	2,173,643
HCA Holdings, Inc.	84,308	7,575,074
Henry Schein, Inc. (a)	46,762	2,362,416
Humana, Inc.	42,108	13,222,754
Laboratory Corp. of America Holdings (a)	30,943	3,910,886
McKesson Corp.	51,401	6,952,499
Quest Diagnostics, Inc.	42,924	3,446,797
UnitedHealth Group, Inc.	301,549	75,200,290
Universal Health Services, Inc. Class B	25,597	2,536,151
		201,061,442
Health Care Technology - 0.1%
Cerner Corp.	100,095	6,304,984
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	98,304	7,040,532
Illumina, Inc. (a)	46,761	12,771,364
IQVIA Holdings, Inc. (a)	57,507	6,202,705
Mettler-Toledo International, Inc. (a)	7,761	5,359,048
PerkinElmer, Inc.	35,406	2,665,364
Thermo Fisher Scientific, Inc.	127,625	36,194,450
Waters Corp. (a)	20,533	3,738,033
		73,971,496
Pharmaceuticals - 5.1%
Allergan PLC	104,465	18,500,752
Bristol-Myers Squibb Co.	746,103	41,587,781
Eli Lilly & Co.	268,877	37,298,617
Johnson & Johnson	837,629	109,838,291
Merck & Co., Inc.	810,272	62,342,328
Mylan NV (a)	164,481	2,452,412
Perrigo Co. PLC	42,902	2,063,157
Pfizer, Inc.	1,761,390	57,491,770
Zoetis, Inc. Class A	151,558	17,836,861
		349,411,969

TOTAL HEALTH CARE		1,049,046,149

INDUSTRIALS - 8.2%
Aerospace & Defense - 2.0%
Arconic, Inc.	123,444	1,982,511
General Dynamics Corp.	74,489	9,855,640
Harris Corp.	70,314	12,664,958
Huntington Ingalls Industries, Inc.	13,034	2,374,925
Lockheed Martin Corp.	79,002	26,777,728
Northrop Grumman Corp.	49,874	15,089,379
Raytheon Co.	88,571	11,616,087
Textron, Inc.	72,743	1,940,056
The Boeing Co.	170,180	25,380,645
TransDigm Group, Inc.	15,870	5,081,415
United Technologies Corp.	258,277	24,363,269
		137,126,613
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc. (b)	42,785	2,832,367
Expeditors International of Washington, Inc.	54,270	3,620,894
FedEx Corp.	76,315	9,253,957
United Parcel Service, Inc. Class B	223,053	20,837,611
		36,544,829
Airlines - 0.2%
Alaska Air Group, Inc.	38,422	1,093,874
American Airlines Group, Inc. (b)	124,250	1,514,608
Delta Air Lines, Inc.	183,430	5,233,258
Southwest Airlines Co.	150,937	5,374,867
United Airlines Holdings, Inc. (a)	69,350	2,187,993
		15,404,600
Building Products - 0.3%
A.O. Smith Corp.	43,678	1,651,465
Allegion PLC	29,610	2,724,712
Fortune Brands Home & Security, Inc.	43,771	1,893,096
Johnson Controls International PLC	245,832	6,627,631
Masco Corp.	90,535	3,129,795
Trane Technologies PLC	76,353	6,305,994
		22,332,693
Commercial Services & Supplies - 0.4%
Cintas Corp.	26,716	4,627,746
Copart, Inc. (a)	65,187	4,466,613
Republic Services, Inc.	66,793	5,013,483
Rollins, Inc.	44,870	1,621,602
Waste Management, Inc.	124,139	11,490,306
		27,219,750
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	43,181	3,422,958
Quanta Services, Inc.	45,348	1,438,892
		4,861,850
Electrical Equipment - 0.5%
AMETEK, Inc.	72,844	5,246,225
Eaton Corp. PLC	131,394	10,208,000
Emerson Electric Co.	194,123	9,249,961
Rockwell Automation, Inc.	36,822	5,556,808
		30,260,994
Industrial Conglomerates - 1.3%
3M Co.	183,013	24,983,105
General Electric Co.	2,779,887	22,072,303
Honeywell International, Inc.	227,397	30,423,445
Roper Technologies, Inc.	33,081	10,314,987
		87,793,840
Machinery - 1.4%
Caterpillar, Inc.	175,899	20,411,320
Cummins, Inc.	48,823	6,606,728
Deere & Co.	100,162	13,838,382
Dover Corp.	46,293	3,885,834
Flowserve Corp.	41,708	996,404
Fortive Corp.	94,170	5,197,242
Gardner Denver Holdings, Inc. (a)	110,281	2,734,969
IDEX Corp.	24,238	3,347,510
Illinois Tool Works, Inc.	93,036	13,222,276
PACCAR, Inc.	109,820	6,713,297
Parker Hannifin Corp.	40,939	5,311,016
Pentair PLC	53,569	1,594,213
Snap-On, Inc. (b)	17,479	1,902,065
Stanley Black & Decker, Inc.	48,443	4,844,300
Westinghouse Air Brake Co.	58,030	2,792,984
Xylem, Inc.	57,386	3,737,550
		97,136,090
Professional Services - 0.3%
Equifax, Inc.	38,586	4,609,098
IHS Markit Ltd.	127,782	7,666,920
Nielsen Holdings PLC	113,392	1,421,936
Robert Half International, Inc.	37,465	1,414,304
Verisk Analytics, Inc.	52,054	7,255,287
		22,367,545
Road & Rail - 1.0%
CSX Corp.	247,392	14,175,562
J.B. Hunt Transport Services, Inc.	27,171	2,505,981
Kansas City Southern	31,587	4,017,235
Norfolk Southern Corp.	82,926	12,107,196
Old Dominion Freight Lines, Inc.	30,525	4,006,712
Union Pacific Corp.	220,983	31,167,442
		67,980,128
Trading Companies & Distributors - 0.2%
Fastenal Co.	182,769	5,711,531
United Rentals, Inc. (a)	23,670	2,435,643
W.W. Grainger, Inc.	13,904	3,455,144
		11,602,318

TOTAL INDUSTRIALS		560,631,250

INFORMATION TECHNOLOGY - 25.4%
Communications Equipment - 1.0%
Arista Networks, Inc. (a)(b)	17,286	3,501,279
Cisco Systems, Inc.	1,350,313	53,080,804
F5 Networks, Inc. (a)	19,170	2,044,097
Juniper Networks, Inc.	105,510	2,019,461
Motorola Solutions, Inc.	54,600	7,257,432
		67,903,073
Electronic Equipment & Components - 0.5%
Amphenol Corp. Class A	94,483	6,885,921
CDW Corp.	45,787	4,270,553
Corning, Inc.	245,099	5,034,333
FLIR Systems, Inc.	42,062	1,341,357
IPG Photonics Corp. (a)	11,149	1,229,512
Keysight Technologies, Inc. (a)	59,776	5,002,056
TE Connectivity Ltd.	106,589	6,712,975
Zebra Technologies Corp. Class A (a)	17,183	3,154,799
		33,631,506
IT Services - 5.5%
Accenture PLC Class A	202,098	32,994,519
Akamai Technologies, Inc. (a)	51,498	4,711,552
Alliance Data Systems Corp.	13,064	439,604
Automatic Data Processing, Inc.	137,687	18,819,059
Broadridge Financial Solutions, Inc.	36,535	3,464,614
Cognizant Technology Solutions Corp. Class A	174,014	8,086,431
DXC Technology Co.	81,586	1,064,697
Fidelity National Information Services, Inc.	195,574	23,789,621
Fiserv, Inc. (a)	181,723	17,261,868
FleetCor Technologies, Inc. (a)	27,655	5,158,764
Gartner, Inc. (a)	28,506	2,838,342
Global Payments, Inc.	95,604	13,788,965
IBM Corp.	281,901	31,271,278
Jack Henry & Associates, Inc.	24,518	3,806,174
Leidos Holdings, Inc.	42,406	3,886,510
MasterCard, Inc. Class A	282,533	68,248,671
Paychex, Inc.	101,520	6,387,638
PayPal Holdings, Inc. (a)	373,698	35,777,847
The Western Union Co.	133,609	2,422,331
VeriSign, Inc. (a)	32,925	5,929,463
Visa, Inc. Class A (b)	544,834	87,783,654
		377,931,602
Semiconductors & Semiconductor Equipment - 4.5%
Advanced Micro Devices, Inc. (a)	372,261	16,930,430
Analog Devices, Inc.	117,133	10,500,973
Applied Materials, Inc.	293,879	13,465,536
Broadcom, Inc.	126,247	29,933,164
Intel Corp.	1,384,428	74,925,243
KLA-Tencor Corp.	50,285	7,227,966
Lam Research Corp.	46,129	11,070,960
Maxim Integrated Products, Inc.	86,236	4,191,932
Microchip Technology, Inc. (b)	76,156	5,163,377
Micron Technology, Inc. (a)	352,265	14,816,266
NVIDIA Corp.	194,781	51,344,272
Qorvo, Inc. (a)	37,021	2,985,003
Qualcomm, Inc.	363,394	24,583,604
Skyworks Solutions, Inc.	54,294	4,852,798
Texas Instruments, Inc.	297,431	29,722,280
Xilinx, Inc.	80,136	6,245,800
		307,959,604
Software - 8.6%
Adobe, Inc. (a)	154,049	49,024,554
ANSYS, Inc. (a)	27,272	6,339,922
Autodesk, Inc. (a)	69,980	10,923,878
Cadence Design Systems, Inc. (a)	89,418	5,905,165
Citrix Systems, Inc.	36,653	5,188,232
Fortinet, Inc. (a)	45,238	4,576,728
Intuit, Inc.	82,828	19,050,440
Microsoft Corp.	2,428,031	382,924,761
Nortonlifelock, Inc.	182,725	3,418,785
Oracle Corp.	689,450	33,321,119
Paycom Software, Inc. (a)	15,633	3,158,022
Salesforce.com, Inc. (a)	282,282	40,642,962
ServiceNow, Inc. (a)	60,017	17,199,672
Synopsys, Inc. (a)	47,907	6,169,943
		587,844,183
Technology Hardware, Storage & Peripherals - 5.3%
Apple, Inc.	1,329,316	338,031,766
Hewlett Packard Enterprise Co.	412,375	4,004,161
HP, Inc.	472,246	8,198,191
NetApp, Inc.	72,731	3,032,155
Seagate Technology LLC	73,674	3,595,291
Western Digital Corp.	94,777	3,944,619
Xerox Holdings Corp.	59,252	1,122,233
		361,928,416

TOTAL INFORMATION TECHNOLOGY		1,737,198,384

MATERIALS - 2.4%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	70,105	13,993,659
Albemarle Corp. U.S. (b)	33,790	1,904,742
Celanese Corp. Class A	38,520	2,826,983
CF Industries Holdings, Inc.	69,291	1,884,715
Corteva, Inc.	238,497	5,604,680
Dow, Inc.	236,299	6,909,383
DuPont de Nemours, Inc.	236,079	8,050,294
Eastman Chemical Co.	42,817	1,994,416
Ecolab, Inc.	79,754	12,428,066
FMC Corp.	41,305	3,374,205
International Flavors & Fragrances, Inc. (b)	34,027	3,473,476
Linde PLC	170,932	29,571,236
LyondellBasell Industries NV Class A	81,814	4,060,429
PPG Industries, Inc.	75,354	6,299,594
Sherwin-Williams Co.	26,130	12,007,258
The Mosaic Co.	111,427	1,205,640
		115,588,776
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	19,917	3,768,894
Vulcan Materials Co.	42,178	4,558,176
		8,327,070
Containers & Packaging - 0.3%
Amcor PLC	516,297	4,192,332
Avery Dennison Corp.	26,610	2,710,761
Ball Corp.	104,246	6,740,546
International Paper Co.	124,961	3,890,036
Packaging Corp. of America	30,165	2,619,227
Sealed Air Corp.	49,241	1,216,745
WestRock Co.	82,190	2,322,689
		23,692,336
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	462,388	3,121,119
Newmont Corp.	260,780	11,808,118
Nucor Corp.	96,630	3,480,613
		18,409,850

TOTAL MATERIALS		166,018,032

REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 2.9%
Alexandria Real Estate Equities, Inc.	39,069	5,354,797
American Tower Corp.	140,999	30,702,532
Apartment Investment & Management Co. Class A	47,447	1,667,762
AvalonBay Communities, Inc.	44,506	6,549,948
Boston Properties, Inc.	45,825	4,226,440
Crown Castle International Corp.	132,323	19,107,441
Digital Realty Trust, Inc.	83,582	11,610,376
Duke Realty Corp.	117,136	3,792,864
Equinix, Inc.	27,135	16,947,707
Equity Residential (SBI)	111,239	6,864,559
Essex Property Trust, Inc.	21,058	4,637,814
Extra Space Storage, Inc.	41,271	3,952,111
Federal Realty Investment Trust (SBI)	22,383	1,669,996
HCP, Inc.	157,733	3,761,932
Host Hotels & Resorts, Inc.	228,553	2,523,225
Iron Mountain, Inc. (b)	91,508	2,177,890
Kimco Realty Corp.	132,450	1,280,792
Mid-America Apartment Communities, Inc.	36,348	3,744,934
Prologis, Inc.	234,943	18,882,369
Public Storage	47,747	9,483,032
Realty Income Corp.	109,071	5,438,280
Regency Centers Corp.	52,826	2,030,103
SBA Communications Corp. Class A	35,790	9,662,226
Simon Property Group, Inc.	97,791	5,364,814
SL Green Realty Corp.	25,493	1,098,748
UDR, Inc.	93,384	3,412,251
Ventas, Inc.	117,913	3,160,068
Vornado Realty Trust	49,832	1,804,417
Welltower, Inc.	129,306	5,919,629
Weyerhaeuser Co.	237,462	4,024,981
		200,854,038
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	106,672	4,022,601

TOTAL REAL ESTATE		204,876,639

UTILITIES - 3.5%
Electric Utilities - 2.2%
Alliant Energy Corp.	76,594	3,698,724
American Electric Power Co., Inc.	157,123	12,566,698
Duke Energy Corp.	232,012	18,765,131
Edison International	114,278	6,261,292
Entergy Corp.	63,449	5,962,303
Evergy, Inc.	72,627	3,998,116
Eversource Energy	103,174	8,069,239
Exelon Corp.	309,122	11,378,781
FirstEnergy Corp.	172,185	6,899,453
NextEra Energy, Inc.	155,601	37,440,713
NRG Energy, Inc.	80,179	2,185,680
Pinnacle West Capital Corp.	35,506	2,691,000
PPL Corp.	244,688	6,038,900
Southern Co.	333,743	18,068,846
Xcel Energy, Inc.	166,707	10,052,432
		154,077,308
Gas Utilities - 0.1%
Atmos Energy Corp.	38,030	3,773,717
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	209,888	2,854,477
Multi-Utilities - 1.1%
Ameren Corp.	78,402	5,710,018
CenterPoint Energy, Inc.	160,060	2,472,927
CMS Energy Corp.	90,452	5,314,055
Consolidated Edison, Inc.	105,631	8,239,218
Dominion Energy, Inc.	261,962	18,911,037
DTE Energy Co.	61,220	5,814,063
NiSource, Inc.	119,042	2,972,479
Public Service Enterprise Group, Inc.	161,163	7,237,830
Sempra Energy	89,619	10,126,051
WEC Energy Group, Inc.	100,238	8,833,975
		75,631,653
Water Utilities - 0.1%
American Water Works Co., Inc.	57,401	6,862,864

TOTAL UTILITIES		243,200,019

TOTAL COMMON STOCKS
(Cost $3,311,733,537)		6,818,762,202

Money Market Funds - 1.1%
Fidelity Cash Central Fund 0.29% (c)	43,590,238	43,603,315
Fidelity Securities Lending Cash Central Fund 0.28% (c)(d)	28,686,244	28,691,981
TOTAL MONEY MARKET FUNDS
(Cost $72,289,559)		72,295,296
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $3,384,023,096)		6,891,057,498
NET OTHER ASSETS (LIABILITIES) - (0.7)%(e)		(47,627,497)
NET ASSETS - 100%		$6,843,430,001

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	205	June 2020	$26,339,425	$1,894,830	$1,894,830

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $5,700,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$117,540
Fidelity Securities Lending Cash Central Fund	79,851
Total	$197,391

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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